Consolidated Schedule of Investments (unaudited) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3-mo. CME Term SOFR + 2.06%), 7.37%, 05/15/30(a)(b)	USD	500	$497,578
Arini European CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 6.04%), 9.97%, 07/15/36(a)(c)	EUR	100	108,210
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class ER, (3-mo. EURIBOR + 6.21%), 10.16%, 02/25/34(a)(c)		100	105,970
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 9.14%, 01/15/37(a)(c)		100	108,119
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 7.14%, 07/15/32(a)(c)		100	106,166
Contego CLO VII DAC, Series 7X, Class D, (3-mo. EURIBOR + 3.95%), 7.91%, 05/14/32(a)(c)		100	107,592
Contego CLO VIII DAC, Series 8X, Class ER, (3-mo. EURIBOR + 6.06%), 10.01%, 01/25/34(a)(c)		100	106,516
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 7.09%, 12/15/34(a)(c)		100	105,251
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.53%, 07/15/31(a)(b)	USD	250	249,058
Greene King Finance PLC(a)
Series 06, Class B2, (3-mo. LIBOR GBP + 2.20%), 0.00%, 03/15/36(c)	GBP	100	100,988
Series B1, (3-mo. LIBOR GBP + 1.92%), 7.14%, 12/15/34		100	104,445
Margay CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 6.40%), 10.34%, 07/15/36(a)(c)	EUR	100	108,183
Neuberger Berman Loan Advisers Euro CLO DAC, Series 2021-2X, Class E, (3-mo. EURIBOR + 6.06%), 10.00%, 04/15/34(a)(c)		100	106,237
Palmer Square European CLO DAC, Series 2023- 1X, Class D, (3-mo. EURIBOR + 6.20%), 10.14%, 07/15/36(a)(c)		100	110,986
Rockfield Park CLO DAC(a)(c)
Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 6.94%, 07/16/34		100	106,051
Series 1X, Class D, (3-mo. EURIBOR + 5.95%), 9.89%, 07/16/34		100	105,916
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	89	117,140

Total Asset-Backed Securities — 0.2% (Cost: $2,413,760)			2,354,406

		Shares

Common Stocks

Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, Cost: $1,599,353)(d)(e)		162,646	551,370

Security		Shares	Value

Containers & Packaging — 0.1%
Crown Holdings, Inc.		16,740	$1,326,812

Electrical Equipment — 0.1%
Sensata Technologies Holding PLC		53,710	1,973,306
SunPower Corp.(d)		1,025	3,075

			1,976,381

Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.(d)		2,390	5,354

Hotels, Restaurants & Leisure — 0.1%
Aramark		29,480	958,698

Metals & Mining — 0.2%
Constellium SE, Class A(d)		138,993	3,073,135

Oil, Gas & Consumable Fuels(d) — 0.1%
Kcad Holdings I Ltd.(f)		2,223,465,984	22,235
NGL Energy Partners LP		100,709	580,084

			602,319

Real Estate Management & Development(d) — 0.0%
ADLER Group SA(b)		8,254	1,598
ADLER Group SA		3,728	716

			2,314

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)		128	426

Specialized REITs — 0.3%
VICI Properties, Inc.		143,766	4,282,789

Total Common Stocks — 0.9% (Cost: $36,777,923)			12,779,598

		Par (000)

Corporate Bonds

Aerospace & Defense(b) — 5.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29	USD	1,413	1,423,872
Bombardier, Inc.
7.13%, 06/15/26		4,683	4,750,402
7.88%, 04/15/27(g)		961	961,672
6.00%, 02/15/28		3,089	3,038,571
7.50%, 02/01/29		1,537	1,582,701
8.75%, 11/15/30		2,381	2,542,375
7.25%, 07/01/31(h)		1,501	1,504,056
Castlelake Aviation Finance DAC, 5.00%, 04/15/27		178	171,441
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		3,695	3,676,225
Global Aircraft Leasing Co. Ltd.(i) (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		734	692,140
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		1,619	1,540,173
Spirit AeroSystems, Inc.
9.38%, 11/30/29		2,657	2,898,221
9.75%, 11/15/30		2,077	2,323,261
TransDigm, Inc.
6.75%, 08/15/28		12,181	12,341,765
6.38%, 03/01/29		13,230	13,271,185
7.13%, 12/01/31		3,631	3,741,956

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.63%, 03/01/32	USD	13,365	$13,502,539
Triumph Group, Inc., 9.00%, 03/15/28		4,599	4,848,413

			74,810,968

Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)		126	124,773

Automobile Components — 2.3%
Clarios Global LP, 6.75%, 05/15/25(b)		1,456	1,457,296
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(c)	EUR	1,576	1,687,223
6.25%, 05/15/26(b)	USD	3,622	3,620,162
8.50%, 05/15/27(b)		14,182	14,203,450
6.75%, 05/15/28(b)		7,569	7,672,150
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	100	118,737
Forvia SE(c)
2.75%, 02/15/27		167	172,060
5.50%, 06/15/31		115	127,170
Goodyear Europe BV, 2.75%, 08/15/28(c)		100	96,962
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	311	284,032
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(c)(i)	EUR	116	135,471
Phinia, Inc., 6.75%, 04/15/29(b)(h)	USD	772	779,444
Schaeffler AG(c)
4.50%, 08/14/26	EUR	100	108,713
4.75%, 08/14/29		100	109,541
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	738	673,379
Titan International, Inc., 7.00%, 04/30/28		136	134,201
ZF Finance GmbH(c)
5.75%, 08/03/26	EUR	200	221,884
2.00%, 05/06/27		200	200,666
2.75%, 05/25/27		100	102,604

			31,905,145

Automobiles — 1.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	90	85,688
5.00%, 02/15/32(b)		901	816,344
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		767	780,936
10.38%, 03/31/29(c)	GBP	104	133,533
Carvana Co.(b)(i)
(12.00% PIK), 12.00%, 12/01/28	USD	706	690,284
(13.00% PIK), 13.00%, 06/01/30		723	705,088
(14.00% PIK), 14.00%, 06/01/31		1,079	1,084,230
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		1,030	1,025,290
Ford Motor Co., 6.10%, 08/19/32		2,863	2,901,121
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		680	628,926
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		968	889,721
8.25%, 08/01/31		1,940	2,029,545
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		1,406	1,318,658
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)	EUR	600	631,794
Wabash National Corp., 4.50%, 10/15/28(b)	USD	1,072	983,064
ZF Europe Finance BV, 6.13%, 03/13/29(c)	EUR	100	114,358

			14,818,580

Security		Par (000)	Value

Banks — 0.8%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(c)	EUR	125	$135,332
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(c)		100	108,694
Banco BPM SpA(a)(c)
(3-mo. EURIBOR + 2.35%), 4.88%, 01/17/30		150	166,448
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28		175	198,934
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 4.27%), 7.50%, 09/14/29(a)(c)		200	237,995
Banco de Sabadell SA(a)(c)
(5-year EUR Swap + 2.95%), 2.50%, 04/15/31		100	102,696
(5-year EUR Swap + 3.15%), 6.00%, 08/16/33		100	111,161
Banco Espirito Santo SA(d)(j)
4.75%, 01/15/18(a)		1,900	573,948
4.00%, 01/21/19		1,100	332,286
Banco Santander SA, 6.92%, 08/08/33	USD	1,000	1,046,470
Commerzbank AG(a)(c) (5-year EUR Swap + 6.36%), 6.13%(k)	EUR	400	425,606
(5-year EURIBOR ICE Swap + 3.70%), 6.75%, 10/05/33		200	231,841
(5-year EURIBOR ICE Swap + 4.30%), 6.50%, 12/06/32		100	113,600
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	3,190,721
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		541	589,693
12.25%, 10/01/30		537	590,584
Intesa Sanpaolo SpA
5.71%, 01/15/26(b)		400	396,523
5.15%, 06/10/30(c)	GBP	125	147,511
(1-year CMT + 2.60%), 4.20%, 06/01/32(a)(b)	USD	855	714,818
(1-year CMT + 2.75%), 4.95%, 06/01/42(a)(b)		630	469,985
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)	EUR	175	190,262
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(k)	USD	1,390	1,410,464
UniCredit SpA, (5-year EUR Swap + 2.80%), 2.73%, 01/15/32(a)(c)	EUR	200	204,710

			11,690,282

Beverages(c) — 0.0%
Davide Campari-Milano NV, 2.38%, 01/17/29(l)		100	110,792
Titan Holdings II BV, 5.13%, 07/15/29		102	97,926

			208,718

Biotechnology(c) — 0.0%
Cidron Aida Finco SARL
5.00%, 04/01/28		163	170,357
6.25%, 04/01/28	GBP	133	160,718

			331,075

Broadline Retail(b) — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26	USD	697	682,551
Rakuten Group, Inc., 11.25%, 02/15/27		1,108	1,173,913

			1,856,464

Building Products(b) — 2.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30		4,547	4,570,531
Builders FirstSource, Inc., 6.38%, 03/01/34		1,003	1,007,140
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		1,092	1,121,761

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
Foundation Building Materials, Inc., 6.00%, 03/01/29	USD	440	$404,616
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		386	383,413
SRS Distribution, Inc.
4.63%, 07/01/28		3,320	3,344,272
6.13%, 07/01/29		2,463	2,511,647
6.00%, 12/01/29		4,465	4,561,029
White Cap Buyer LLC, 6.88%, 10/15/28		7,572	7,426,982
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(i)		2,707	2,704,368

			28,035,759

Capital Markets — 1.6%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		708	732,935
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		1,070	1,080,156
Ares Capital Corp., 5.88%, 03/01/29		600	598,205
Aretec Group, Inc., 10.00%, 08/15/30(b)		450	491,523
Blackstone Private Credit Fund
3.25%, 03/15/27		590	544,525
6.25%, 01/25/31(b)		833	836,484
Blue Owl Capital Corp.
3.75%, 07/22/25		1,102	1,069,014
3.40%, 07/15/26		333	313,723
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		767	789,997
Blue Owl Credit Income Corp.
5.50%, 03/21/25		673	668,344
3.13%, 09/23/26		175	160,562
7.75%, 09/16/27		1,852	1,897,265
6.65%, 03/15/31(b)		1,410	1,375,939
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29(b)		1,129	1,072,700
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)		935	933,288
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		282	272,222
5.25%, 05/15/27		4,462	4,032,491
9.75%, 01/15/29(b)		1,542	1,609,543
4.38%, 02/01/29		1,689	1,440,029
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(l)		1,053	1,163,565
Lehman Brothers Holdings, Inc.(d)(j)
5.38%, 10/17/12	EUR	350	1,510
1.00%, 05/17/13	USD	1,535	1,535
4.75%, 01/16/14	EUR	1,890	8,156
1.00%, 02/05/14		3,950	17,046
1.00%, 12/31/49	USD	430	430
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(b)		861	913,289

			22,024,476

Chemicals — 2.3%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31(b)		1,410	1,466,693
Chemours Co.
5.38%, 05/15/27		1,026	983,588
5.75%, 11/15/28(b)		1,320	1,217,170
4.63%, 11/15/29(b)		792	682,758
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	100	103,889
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	3,799	3,315,433

Security		Par (000)	Value

Chemicals (continued)
Herens Midco SARL, 5.25%, 05/15/29(c)	EUR	102	$71,627
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	1,557	1,535,977
INEOS Finance PLC, 6.38%, 04/15/29(c)	EUR	128	138,098
INEOS Quattro Finance 2 PLC, Series APR,
8.50%, 03/15/29(c)(h)		186	209,194
Ingevity Corp., 3.88%, 11/01/28(b)	USD	494	446,167
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)		1,415	1,206,629
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	170	195,326
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	USD	725	652,818
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR	106	110,609
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)		179	206,835
9.75%, 11/15/28(b)	USD	5,177	5,514,627
SCIL IV LLC/SCIL USA Holdings LLC(c)
9.50%, 07/15/28	EUR	100	117,565
(3-mo. EURIBOR + 4.38%), 8.27%, 11/01/26(a)		100	107,859
Scotts Miracle-Gro Co.
4.50%, 10/15/29	USD	229	207,244
4.38%, 02/01/32		1,696	1,462,185
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		3,950	3,520,890
WR Grace Holdings LLC(b)
4.88%, 06/15/27		733	696,629
5.63%, 08/15/29		6,651	5,951,910
7.38%, 03/01/31		1,174	1,188,749

			31,310,469

Commercial Services & Supplies — 5.1%
ADT Security Corp., 4.88%, 07/15/32(b)		790	715,069
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		940	931,411
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		5,118	5,183,495
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		4,887	4,883,788
9.75%, 07/15/27		3,520	3,530,574
6.00%, 06/01/29		7,236	6,226,030
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		3,374	3,076,461
4.88%, 06/01/28(c)	GBP	300	340,875
APi Group DE, Inc., 4.75%, 10/15/29(b)	USD	1,283	1,182,453
APX Group, Inc.(b)
6.75%, 02/15/27		1,620	1,626,606
5.75%, 07/15/29		1,478	1,421,098
Aramark Services, Inc., 5.00%, 02/01/28(b)		2,844	2,744,954
BCP V Modular Services Finance II PLC(c)
4.75%, 11/30/28	EUR	200	201,745
6.13%, 11/30/28	GBP	100	115,802
Boels Topholding BV, 6.25%, 02/15/29(c)	EUR	107	118,900
Champions Financing, Inc., 8.75%, 02/15/29(b)	USD	1,906	1,996,815
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	109	114,201
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	3,704	3,698,451
9.75%, 08/01/27		2,442	2,528,540
5.50%, 05/01/28		4,066	3,939,625
7.88%, 12/01/30		3,652	3,835,009

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Garda World Security Corp.(b)
4.63%, 02/15/27	USD	936	$896,868
9.50%, 11/01/27		492	493,184
7.75%, 02/15/28		3,360	3,445,646
6.00%, 06/01/29		500	447,522
Herc Holdings, Inc., 5.50%, 07/15/27(b)		4,416	4,337,346
Inter Media and Communication SpA, 6.75%, 02/09/27(c)	EUR	100	105,455
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	USD	763	725,683
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		1,976	1,868,454
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		1,353	1,280,076
Paprec Holding SA, 7.25%, 11/17/29(c)	EUR	100	114,908
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)	USD	3,405	3,335,465
Q-Park Holding I BV, 5.13%, 03/01/29(c)	EUR	100	108,952
Rekeep SpA, 7.25%, 02/01/26(c)		100	96,898
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	USD	2,072	1,741,542
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(c)	EUR	220	232,667
United Rentals North America, Inc., 6.13%, 03/15/34(b)	USD	902	903,121
Verisure Holding AB(c)
3.88%, 07/15/26	EUR	140	148,528
9.25%, 10/15/27		100	115,302
7.13%, 02/01/28		100	112,455
Williams Scotsman, Inc., 7.38%, 10/01/31(b)	USD	1,966	2,043,370

			70,965,344

Communications Equipment(b) — 0.6%
CommScope Technologies LLC, 6.00%, 06/15/25		1,770	1,539,369
CommScope, Inc., 6.00%, 03/01/26		2,904	2,657,160
Viasat, Inc.
5.63%, 09/15/25		1,786	1,741,006
5.63%, 04/15/27		1,502	1,422,320
7.50%, 05/30/31		270	195,639
Viavi Solutions, Inc., 3.75%, 10/01/29		528	453,019

			8,008,513

Construction & Engineering — 0.7%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		7,805	8,450,185
Dycom Industries, Inc., 4.50%, 04/15/29(b)		90	84,129
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)	EUR	200	199,494
Kier Group PLC, 9.00%, 02/15/29(c)	GBP	122	157,012
Pike Corp., 8.693%, 01/31/31(b)	USD	461	489,890

			9,380,710

Construction Materials — 2.7%
American Builders & Contractors Supply Co., Inc., Series A, 3.88%, 11/15/29(b)		1,603	1,440,960
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)		2,306	2,251,786
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	840	951,364
6.38%, 12/15/30(c)		200	226,515
6.63%, 12/15/30(b)	USD	15,933	16,085,845
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR	124	139,945
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28	USD	435	416,726
9.75%, 07/15/28		640	654,768
PCF GmbH, 4.75%, 04/15/26(c)	EUR	100	81,573

Security		Par (000)	Value

Construction Materials (continued)
Resideo Funding, Inc., 4.00%, 09/01/29(b)	USD	290	$259,298
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		4,762	4,654,175
8.88%, 11/15/31		3,579	3,825,561
Standard Industries, Inc.
2.25%, 11/21/26(c)	EUR	511	516,320
5.00%, 02/15/27(b)	USD	128	124,163
4.75%, 01/15/28(b)		100	95,438
3.38%, 01/15/31(b)		4,044	3,390,747
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(b)		2,402	2,496,608

			37,611,792

Consumer Discretionary — 0.0%
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(c)	EUR	88	94,469

Consumer Finance — 2.7%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	USD	721	750,328
Encore Capital Group, Inc., 5.38%, 02/15/26(c)	GBP	100	123,042
Ford Motor Credit Co. LLC
7.35%, 03/06/30	USD	3,382	3,605,745
7.20%, 06/10/30		1,800	1,910,464
Global Payments, Inc., 1.50%, 03/01/31(b)(l)		2,786	2,944,802
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)		5,445	5,699,897
Navient Corp., 9.38%, 07/25/30		959	1,025,919
Nexi SpA, 0.00%, 02/24/28(c)(l)(m)	EUR	200	185,010
OneMain Finance Corp.
7.13%, 03/15/26	USD	629	640,414
6.63%, 01/15/28		3,592	3,603,537
9.00%, 01/15/29		1,443	1,531,185
5.38%, 11/15/29		705	662,850
7.88%, 03/15/30		2,088	2,153,920
4.00%, 09/15/30		558	477,562
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		2,300	2,018,301
11.25%, 12/15/27		101	94,789
Verscend Escrow Corp., 9.75%, 08/15/26(b)		10,288	10,316,899
Worldline SA/France, 0.00%, 07/30/26(c)(l)(m)	EUR	164	160,018

			37,904,682

Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC, 6.50%, 02/15/28(b)	USD	2,462	2,488,129
Bellis Acquisition Co. PLC(c)
3.25%, 02/16/26	GBP	200	238,008
4.50%, 02/16/26		328	398,461
Market Bidco Finco PLC, 5.50%, 11/04/27(c)		156	179,273
Performance Food Group, Inc.(b)
5.50%, 10/15/27	USD	2,744	2,693,678
4.25%, 08/01/29		81	74,229
Picard Groupe SAS, 3.88%, 07/01/26(c)	EUR	112	118,149
Post Holdings, Inc.(b)
5.50%, 12/15/29	USD	734	709,302
4.50%, 09/15/31		215	193,391
6.25%, 02/15/32		1,407	1,417,254
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP	100	120,501
U.S. Foods, Inc.(b)
6.88%, 09/15/28	USD	814	833,257

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
U.S. Foods, Inc.(b) (continued)
7.25%, 01/15/32	USD	1,232	$1,282,179
United Natural Foods, Inc., 6.75%, 10/15/28(b)		454	377,090

			11,122,901

Containers & Packaging — 3.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(b)		2,141	2,078,416
3.25%, 09/01/28(b)		1,708	1,475,407
3.00%, 09/01/29(c)	EUR	464	383,275
4.00%, 09/01/29(b)	USD	5,662	4,563,863
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		2,355	2,275,001
2.13%, 08/15/26(c)	EUR	1,370	1,271,101
4.13%, 08/15/26(b)	USD	2,010	1,818,475
4.75%, 07/15/27(c)	GBP	100	75,098
5.25%, 08/15/27(b)	USD	868	546,840
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		2,900	2,897,669
8.75%, 04/15/30		4,356	4,279,941
Crown European Holdings SA(c)
3.38%, 05/15/25	EUR	100	106,956
5.00%, 05/15/28		100	110,837
Fiber Bidco SpA(c)
11.00%, 10/25/27		100	117,068
(3-mo. EURIBOR + 4.00%), 7.89%, 01/15/30(a)		100	108,297
Graphic Packaging International LLC, 2.63%, 02/01/29(c)		556	556,371
Kleopatra Finco SARL, 4.25%, 03/01/26(c)		100	91,055
LABL, Inc.(b)
6.75%, 07/15/26	USD	367	362,570
5.88%, 11/01/28		1,085	997,770
9.50%, 11/01/28		2,391	2,418,628
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26		15,793	16,089,135
9.25%, 04/15/27		370	367,053
OI European Group BV
6.25%, 05/15/28(b)	EUR	620	697,034
6.25%, 05/15/28(c)		100	112,425
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	211	211,119
7.25%, 05/15/31		1,005	1,023,594
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		484	485,004
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		621	662,570
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		4,581	4,516,763
8.50%, 08/15/27		400	395,010

			51,094,345

Diversified Consumer Services — 0.6%
La Financiere Atalian SASU, 3.50%, 06/30/28	EUR	443	412,849
Sotheby’s, 7.38%, 10/15/27(b)	USD	5,001	4,656,336
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		3,141	3,248,507

			8,317,692

Diversified REITs — 0.7%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		590	504,855

Security		Par (000)	Value

Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	USD	1,228	$1,033,765
HAT Holdings I LLC/HAT Holdings II LLC(b)
3.38%, 06/15/26		1,021	961,685
8.00%, 06/15/27		1,059	1,104,219
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		776	708,698
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	793	853,907
5.25%, 08/01/26	USD	286	261,812
5.00%, 10/15/27		260	217,750
4.63%, 08/01/29		4,092	3,140,483
3.50%, 03/15/31		25	17,166
VICI Properties LP
5.63%, 05/15/52		496	459,660
6.13%, 04/01/54		565	557,276

			9,821,276

Diversified Telecommunication Services — 5.8%
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		600	538,732
5.63%, 09/15/28		1,201	1,002,256
Cellnex Telecom SA(c)
2.13%, 08/11/30(l)	EUR	300	331,325
1.75%, 10/23/30		100	95,993
Series CLNX, 0.75%, 11/20/31(l)		100	92,171
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27	USD	251	243,002
5.00%, 05/01/28		345	320,233
8.75%, 05/15/30		13,640	13,956,756
8.63%, 03/15/31		1,334	1,362,453
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	106	105,442
Iliad Holding SASU(b)
6.50%, 10/15/26	USD	7,579	7,508,011
7.00%, 10/15/28		1,495	1,479,620
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR	100	104,320
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	6,723	6,857,460
4.88%, 06/15/29		5,053	3,372,878
11.00%, 11/15/29		4,296	4,468,269
10.50%, 05/15/30		7,309	7,473,453
3.88%, 10/15/30		416	245,440
Lorca Telecom Bondco SA, 4.00%, 09/18/27(c)	EUR	274	286,348
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	845	532,019
4.13%, 04/15/30		844	523,575
Sable International Finance Ltd., 5.75%, 09/07/27(b)		539	517,758
SoftBank Group Corp.(c)
2.13%, 07/06/24	EUR	249	265,947
4.75%, 07/30/25		100	108,155
3.88%, 07/06/32		300	289,671
Telecom Italia Capital SA
6.38%, 11/15/33	USD	938	887,408
6.00%, 09/30/34		2,752	2,517,127
7.20%, 07/18/36		497	485,119
7.72%, 06/04/38		224	224,381
Telecom Italia SpA/Milano
5.30%, 05/30/24(b)		322	320,248
2.75%, 04/15/25(c)	EUR	139	146,217

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA/Milano (continued)
7.88%, 07/31/28(c)	EUR	213	$251,915
1.63%, 01/18/29(c)		143	132,518
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)	USD	7,459	7,732,957
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)		644	596,067
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		15,198	12,510,127
6.13%, 03/01/28		2,964	2,074,116

			79,959,487

Electric Utilities — 1.0%
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(k)		2,940	2,845,003
EDP - Energias de Portugal SA(a)(c)
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	103,578
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	202,284
EnBW Energie Baden-Wuerttemberg AG, (5-year EURIBOR ICE Swap + 2.66%), 5.25%, 01/23/84(a)(c)		100	110,287
FirstEnergy Corp., 4.00%, 05/01/26(b)(l)	USD	2,225	2,211,650
NextEra Energy Operating Partners LP(b)
3.88%, 10/15/26		345	321,752
7.25%, 01/15/29		866	886,059
PG&E Corp., 4.25%, 12/01/27(b)(l)		2,224	2,234,008
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		716	765,657
TransAlta Corp., 7.75%, 11/15/29		590	613,299
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		1,921	2,011,825
6.95%, 10/15/33		1,110	1,184,772

			13,490,174

Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30(c)	EUR	100	108,424
WESCO Distribution, Inc.(b)
6.38%, 03/15/29	USD	1,147	1,158,792
6.63%, 03/15/32		1,153	1,171,665

			2,438,881

Electronic Equipment, Instruments & Components(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		953	897,578
Sensata Technologies, Inc., 3.75%, 02/15/31		79	68,335

			965,913

Energy Equipment & Services — 1.6%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		3,608	3,618,950
6.25%, 04/01/28		801	792,539
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28		1,514	1,574,560
10.38%, 11/15/30		997	1,036,880
Enerflex Ltd., 9.00%, 10/15/27(b)		1,227	1,260,704
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		2,606	2,654,440
Nine Energy Service, Inc., 13.00%, 02/01/28		191	157,160
Oceaneering International, Inc., 6.00%, 02/01/28		369	363,546
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		510	548,272
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		1,273	1,335,618
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		3,269	3,265,241
6.88%, 09/01/27		1,327	1,330,157

Security		Par (000)	Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. (continued)
7.13%, 03/15/29(b)	USD	2,153	$2,179,817
Vallourec SACA, 8.50%, 06/30/26(c)	EUR	138	150,185
Weatherford International Ltd., 8.63%, 04/30/30(b)	USD	2,176	2,271,677

			22,539,746

Entertainment — 0.4%
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29(b)		800	819,500
7.25%, 04/30/30(c)	EUR	100	113,279
CPUK Finance Ltd.(c)
4.50%, 08/28/27	GBP	100	114,754
3.59%, 02/28/42		101	123,893
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29(b)	USD	1,076	823,179
Live Nation Entertainment, Inc., 4.75%,
10/15/27(b)		3,015	2,878,804
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	100	112,468
Odeon Finco PLC, 12.75%, 11/01/27(b)	USD	503	510,310

			5,496,187

Environmental, Maintenance & Security Service — 1.7%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		1,065	1,072,821
Covanta Holding Corp.
4.88%, 12/01/29(b)		2,689	2,410,018
5.00%, 09/01/30		454	400,102
GFL Environmental, Inc.(b)
4.00%, 08/01/28		3,809	3,510,673
4.75%, 06/15/29		2,070	1,946,711
4.38%, 08/15/29		3,161	2,912,142
6.75%, 01/15/31		3,487	3,573,523
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		7,766	7,648,565

			23,474,555

Financial Services — 2.0%
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)(h)		522	515,525
Enact Holdings, Inc., 6.50%, 08/15/25(b)		1,779	1,778,644
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		309	316,245
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(c)	EUR	100	75,878
GGAM Finance Ltd.(b)
7.75%, 05/15/26	USD	237	241,885
8.00%, 02/15/27		2,025	2,090,853
8.00%, 06/15/28		640	668,371
6.88%, 04/15/29(h)		1,248	1,252,680
Intrum AB(c)
3.50%, 07/15/26	EUR	117	81,415
9.25%, 03/15/28		100	69,133
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)	USD	1,679	1,543,987
Macquarie Airfinance Holdings Ltd.(b)
8.38%, 05/01/28		579	613,720
6.40%, 03/26/29		285	289,509
8.13%, 03/30/29		1,523	1,610,758
6.50%, 03/26/31		745	758,284
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		7,379	7,221,122
6.00%, 01/15/27		85	83,794
5.13%, 12/15/30		324	293,959
5.75%, 11/15/31		1,505	1,388,138

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Nationstar Mortgage Holdings, Inc.(b) (continued)
7.13%, 02/01/32	USD	3,901	$3,874,285
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)		1,449	1,488,913
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.(b)
3.88%, 03/01/31		784	683,020
4.00%, 10/15/33		431	365,096
Stena International SA, 7.25%, 01/15/31(b)		200	199,491

			27,504,705

Food Products — 0.9%
Aramark International Finance SARL, 3.13%, 04/01/25(c)	EUR	582	619,954
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28	USD	3,990	3,720,824
7.63%, 07/01/29		6,033	6,115,955
Darling Global Finance BV, 3.63%, 05/15/26(c)	EUR	457	485,639
Elior Group SA, 3.75%, 07/15/26(c)		112	112,831
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)	USD	758	782,787
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		512	452,460
Tereos Finance Groupe I SA, 7.25%, 04/15/28(c)	EUR	100	113,953

			12,404,403

Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)	USD	1,593	1,649,567
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		537	489,574
UGI International LLC, 2.50%, 12/01/29(c)	EUR	100	96,533

			2,235,674

Ground Transportation — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(b)	USD	1,215	1,213,025
GN Bondco LLC, 9.50%, 10/15/31(b)		1,669	1,666,016
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(c)(k)	GBP	154	177,698
Uber Technologies, Inc.(l)
0.00%, 12/15/25(m)	USD	419	470,327
Series 2028, 0.88%, 12/01/28(b)		1,338	1,655,106

			5,182,172

Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.(c)
2.63%, 11/01/25	EUR	527	554,340
3.88%, 07/15/28		100	104,648
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)	USD	7,294	7,546,810
Medline Borrower LP, 5.25%, 10/01/29(b)		5,797	5,479,142
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		963	1,037,395

			14,722,335

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		286	278,417
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		2,061	1,875,512
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27		1,857	1,828,625
3.13%, 02/15/29		3,659	3,496,464
3.50%, 04/01/30		524	499,063
CHS/Community Health Systems, Inc.(b) 5.63%, 03/15/27		579	532,912

Security		Par (000)	Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b) (continued)
6.00%, 01/15/29	USD	3,050	$2,664,474
5.25%, 05/15/30		5,001	4,077,876
4.75%, 02/15/31		3,779	2,916,432
Encompass Health Corp., 4.63%, 04/01/31		193	175,476
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR	118	133,537
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	1,036	1,069,446
IQVIA, Inc.(c)
1.75%, 03/15/26	EUR	330	340,192
2.25%, 03/15/29		100	97,096
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)	USD	1,193	1,136,828
LifePoint Health, Inc.(b)
9.88%, 08/15/30		1,084	1,133,909
11.00%, 10/15/30		2,846	3,041,779
Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 04/01/29(b)		2,197	2,206,837
ModivCare, Inc., 5.88%, 11/15/25(b)		2,245	2,186,298
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		259	257,628
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		499	499,672
Star Parent, Inc., 9.00%, 10/01/30(b)		5,512	5,833,383
Surgery Center Holdings, Inc.(b)
10.00%, 04/15/27		1,948	1,951,588
7.25%, 04/15/32(h)		3,221	3,246,013
Tenet Healthcare Corp.
6.13%, 06/15/30		3,898	3,889,058
6.75%, 05/15/31(b)		6,830	6,954,511

			52,323,026

Health Care Technology — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		12,036	11,008,351

Hotel & Resort REITs — 1.3%
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		1,748	1,800,115
4.50%, 02/15/29		4,594	4,289,652
6.50%, 04/01/32		4,003	4,016,510
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		749	660,258
Service Properties Trust
7.50%, 09/15/25		894	906,051
8.63%, 11/15/31(b)		5,772	6,155,474

			17,828,060

Hotels, Restaurants & Leisure — 9.4%
Boyd Gaming Corp., 4.75%, 06/15/31(b)		131	120,382
Boyne USA, Inc., 4.75%, 05/15/29(b)		1,869	1,732,511
Caesars Entertainment, Inc.(b)
8.13%, 07/01/27		9,342	9,567,712
4.63%, 10/15/29		2,159	1,968,729
7.00%, 02/15/30		8,047	8,260,125
6.50%, 02/15/32		3,491	3,521,742
Carnival Corp.
7.63%, 03/01/26(b)		842	851,901
7.63%, 03/01/26(c)	EUR	206	226,515
5.75%, 03/01/27(b)	USD	3,982	3,941,127
6.00%, 05/01/29(b)		4,345	4,287,254
7.00%, 08/15/29(b)		878	915,741
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		12,966	14,144,078

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
CCM Merger, Inc., Series 2020, 6.38%, 05/01/26(b)	USD	485	$484,550
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
Series 2020, 5.38%, 04/15/27		406	399,933
Series 2020, 6.50%, 10/01/28		293	293,998
Churchill Downs, Inc.(b)
4.75%, 01/15/28		4,469	4,254,327
5.75%, 04/01/30		1,065	1,028,046
6.75%, 05/01/31		10,229	10,286,139
Cirsa Finance International SARL(c)
6.50%, 03/15/29	EUR	100	110,376
(3-mo. EURIBOR + 4.50%), 8.41%, 07/31/28(a)		100	109,773
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	4,313	3,954,917
6.75%, 01/15/30		671	602,499
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(b)		1,031	1,035,386
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(b)		1,205	1,209,865
IRB Holding Corp., 7.00%, 06/15/25(b)		794	794,018
Life Time, Inc.(b)
5.75%, 01/15/26		1,652	1,638,598
8.00%, 04/15/26		1,262	1,277,242
Light & Wonder International, Inc.(b)
7.00%, 05/15/28		706	711,202
7.25%, 11/15/29		241	247,403
7.50%, 09/01/31		1,096	1,139,734
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		1,313	1,388,445
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		1,551	1,562,997
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.94%, 12/15/30(a)(c)	EUR	100	109,234
Melco Resorts Finance Ltd.(b)
4.88%, 06/06/25	USD	1,071	1,044,225
5.63%, 07/17/27		200	191,187
5.75%, 07/21/28		600	567,481
5.38%, 12/04/29		3,980	3,622,556
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31(b)		1,935	1,949,569
MGM China Holdings Ltd.(b)
5.38%, 05/15/24		200	199,500
5.25%, 06/18/25		600	591,562
5.88%, 05/15/26		200	197,250
4.75%, 02/01/27		440	418,244
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		578	535,203
Motion Bondco DAC, 6.63%, 11/15/27(b)		861	832,067
NCL Corp. Ltd.(b)
5.88%, 03/15/26		2,002	1,976,276
8.38%, 02/01/28		719	759,497
8.13%, 01/15/29		631	667,715
7.75%, 02/15/29		1,782	1,850,208
NCL Finance Ltd., 6.13%, 03/15/28(b)		849	838,402
Ontario Gaming GTA LP, 8.00%, 08/01/30(b)		1,481	1,525,389
Pinnacle Bidco PLC(c)
8.25%, 10/11/28	EUR	100	112,542

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Pinnacle Bidco PLC(c) (continued)
10.00%, 10/11/28	GBP	100	$131,580
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	USD	1,188	906,954
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		721	779,214
Royal Caribbean Cruises Ltd.(b)
9.25%, 01/15/29		894	958,873
6.25%, 03/15/32		1,714	1,727,643
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		1,028	993,814
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		4,662	4,723,114
Station Casinos LLC(b)
4.63%, 12/01/31		2,431	2,184,971
6.63%, 03/15/32		1,072	1,082,901
Stonegate Pub Co. Financing PLC, 8.00%, 07/13/25(c)	GBP	159	194,840
TUI AG, 5.88%, 03/15/29(c)	EUR	120	131,332
TUI Cruises GmbH, 6.50%, 05/15/26(c)		100	108,546
Viking Cruises Ltd.(b)
5.88%, 09/15/27	USD	1,436	1,408,881
7.00%, 02/15/29		269	270,164
9.13%, 07/15/31		3,780	4,133,850
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		886	862,238
Wynn Macau Ltd.(b)
5.50%, 01/15/26		962	934,035
5.50%, 10/01/27		200	191,250
5.63%, 08/26/28		4,507	4,267,566
5.13%, 12/15/29		661	601,923
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		1,884	1,784,809
7.13%, 02/15/31		2,390	2,473,401

			130,907,271

Household Durables(b) — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30		636	581,093
Series B, 6.63%, 01/15/28		406	407,599
Beazer Homes USA, Inc., 7.50%, 03/15/31		451	455,469
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29		1,154	1,046,828
Dream Finders Homes, Inc., 8.25%, 08/15/28		607	633,647
LGI Homes, Inc., 8.75%, 12/15/28		453	477,975
Mattamy Group Corp., 4.63%, 03/01/30		903	819,240
New Home Co., Inc.
8.25%, 10/15/27		90	91,645
9.25%, 10/01/29(h)		1,145	1,150,725
STL Holding Co. LLC, 8.75%, 02/15/29		618	634,247
SWF Escrow Issuer Corp., 6.50%, 10/01/29		808	597,558
Tempur Sealy International, Inc.
4.00%, 04/15/29		19	17,243
3.88%, 10/15/31		1,434	1,217,761

			8,131,030

Household Products — 0.1%
Spectrum Brands, Inc., 3.88%, 03/15/31(b)		862	830,335

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.5%
Alexander Funding Trust II, 7.47%, 07/31/28(b)	USD	910	$962,143
Calpine Corp.(b)
5.13%, 03/15/28		300	287,923
4.63%, 02/01/29		2,297	2,125,911
5.00%, 02/01/31		187	171,535
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		133	126,422
3.75%, 01/15/32		104	87,431
Cullinan Holdco Scsp, 4.63%, 10/15/26(c)	EUR	100	96,260
NextEra Energy Partners LP(b)(l)
0.00%, 11/15/25(m)	USD	1,063	943,413
2.50%, 06/15/26		1,063	956,653
NRG Energy, Inc., 7.00%, 03/15/33(b)		980	1,045,715

			6,803,406

Insurance — 9.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		5,021	4,727,068
6.75%, 10/15/27		12,648	12,461,109
6.75%, 04/15/28		3,113	3,134,972
5.88%, 11/01/29		5,704	5,298,950
7.00%, 01/15/31		5,451	5,505,614
AmWINS Group, Inc.(b)
6.38%, 02/15/29		721	724,892
4.88%, 06/30/29		878	819,510
Ardonagh Finco Ltd.
6.88%, 02/15/31(c)	EUR	179	190,217
7.75%, 02/15/31(b)	USD	3,593	3,576,781
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		3,214	3,173,255
AssuredPartners, Inc., 7.50%, 02/15/32(b)		1,975	1,940,744
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38%, 12/31/99(a)(c)(k)	EUR	125	140,071
FWD Group Holdings Ltd., 8.40%, 04/05/29(b)(h)	USD	3,125	3,234,375
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	100	124,274
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31	USD	8,841	8,874,391
8.13%, 02/15/32		4,366	4,403,054
HUB International Ltd.(b)
7.25%, 06/15/30		18,052	18,551,986
7.38%, 01/31/32		20,648	20,787,044
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		2,894	3,016,648
10.50%, 12/15/30		1,397	1,474,156
NFP Corp.(b)
6.88%, 08/15/28		7,366	7,460,012
7.50%, 10/01/30		4,085	4,303,572
8.50%, 10/01/31		1,081	1,189,703
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(h)		14,531	14,773,813
USI, Inc./New York, 7.50%, 01/15/32(b)		2,420	2,424,458

			132,310,669

Interactive Media & Services — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		2,632	2,391,543
iliad SA(c)
5.38%, 06/14/27	EUR	100	109,901

Security		Par (000)	Value

Interactive Media & Services (continued)
iliad SA(c) (continued)
5.38%, 02/15/29	EUR	300	$328,845
5.63%, 02/15/30		100	110,733

			2,941,022

Internet Software & Services(b) — 0.5%
ANGI Group LLC, 3.88%, 08/15/28	USD	869	754,308
Lyft, Inc., 0.63%, 03/01/29(l)		824	962,528
Match Group Holdings II LLC
4.63%, 06/01/28		2,149	2,028,040
5.63%, 02/15/29		2,261	2,191,501
4.13%, 08/01/30		872	775,856
3.63%, 10/01/31		464	394,285

			7,106,518

IT Services — 1.4%
Atos SE, 0.00%, 11/06/24(c)(l)(m)	EUR	100	16,187
Banff Merger Sub, Inc., 8.38%, 09/01/26(c)		100	107,172
CA Magnum Holdings, 5.38%, 10/31/26(b)	USD	2,652	2,545,920
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		2,401	2,488,963
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		6,114	6,241,211
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28(c)	EUR	222	257,467
KBR, Inc., 4.75%, 09/30/28(b)	USD	1,213	1,115,421
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/28(b)		568	614,812
Science Applications International Corp., 4.88%, 04/01/28(b)		564	538,548
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		6,304	5,674,696

			19,600,397

Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28(b)		449	465,287
Amer Sports Co., 6.75%, 02/16/31(b)		1,525	1,513,280
Mattel, Inc., 6.20%, 10/01/40		97	96,876

			2,075,443

Machinery — 2.4%
Chart Industries, Inc.(b)
7.50%, 01/01/30		3,648	3,788,251
9.50%, 01/01/31		763	830,889
Esab Corp., 6.25%, 04/15/29(b)(h)		1,353	1,359,336
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		646	479,524
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)		1,662	1,664,797
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		3,988	4,124,063
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(c)	EUR	100	101,876
Loxam SAS(c)
6.38%, 05/15/28		115	128,839
6.38%, 05/31/29		101	113,245
Madison IAQ LLC(b)
4.13%, 06/30/28	USD	1,351	1,249,539
5.88%, 06/30/29		2,396	2,192,052
OT Merger Corp., 7.88%, 10/15/29(b)		621	443,431
Titan Acquisition Ltd./Titan Co.-Borrower LLC,
7.75%, 04/15/26(b)		4,950	4,944,109
TK Elevator Holdco GmbH
6.63%, 07/15/28(c)	EUR	900	939,409

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
TK Elevator Holdco GmbH (continued)
7.63%, 07/15/28(b)	USD	3,045	$2,985,413
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	992	1,028,770
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	7,935	7,665,922

			34,039,465

Media — 9.4%
Altice Financing SA
9.63%, 07/15/27(b)		2,218	2,121,490
5.00%, 01/15/28(b)		3,071	2,527,569
4.25%, 08/15/29(c)	EUR	101	88,372
5.75%, 08/15/29(b)	USD	2,216	1,775,551
Banijay Entertainment SASU
7.00%, 05/01/29(c)	EUR	113	127,859
8.13%, 05/01/29(b)	USD	480	495,067
Cable One, Inc.
0.00%, 03/15/26(l)(m)		475	413,725
1.13%, 03/15/28(l)		1,164	873,698
4.00%, 11/15/30(b)		2,833	2,210,949
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		91	83,306
4.75%, 03/01/30		492	422,451
4.25%, 02/01/31		1,121	915,464
7.38%, 03/01/31		23,220	22,769,443
4.75%, 02/01/32		3,491	2,849,087
4.25%, 01/15/34		305	230,230
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		440	414,760
9.00%, 09/15/28		4,662	4,856,009
7.50%, 06/01/29		8,995	7,439,237
7.88%, 04/01/30		3,960	3,936,857
CMG Media Corp., 8.88%, 12/15/27(b)		1,482	982,137
CSC Holdings LLC(b)
5.50%, 04/15/27		2,570	2,299,414
11.25%, 05/15/28		8,261	8,186,180
11.75%, 01/31/29		5,152	5,160,035
4.13%, 12/01/30		5,359	3,831,954
Directv Financing LLC, 8.88%, 02/01/30(b)		799	797,070
Directv Financing LLC/Directv Financing Co- Obligor, Inc., 5.88%, 08/15/27(b)		3,472	3,284,638
DISH DBS Corp.(b)
5.25%, 12/01/26		3,102	2,442,542
5.75%, 12/01/28		2,128	1,462,479
DISH Network Corp., 11.75%, 11/15/27(b)		5,446	5,559,990
GCI LLC, 4.75%, 10/15/28(b)		426	390,602
Gray Television, Inc.(b)
5.88%, 07/15/26		1,124	1,094,647
7.00%, 05/15/27		2,117	1,968,877
Hughes Satellite Systems Corp., 5.25%, 08/01/26		462	384,505
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		4,783	4,488,934
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		972	922,581
Nexstar Media, Inc., 5.63%, 07/15/27(b)		409	392,362
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		1,625	1,563,998
4.25%, 01/15/29		1,316	1,192,267
4.63%, 03/15/30		1,550	1,390,086
7.38%, 02/15/31		1,528	1,600,464

Security		Par (000)	Value

Media (continued)
Pinewood Finance Co. Ltd., 3.63%, 11/15/27(c)	GBP	100	$117,920
Pinewood Finco PLC, 6.00%, 03/27/30(c)		181	228,449
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	USD	676	537,523
6.50%, 09/15/28		2,187	1,043,060
RCS & RDS SA, 2.50%, 02/05/25(c)	EUR	100	105,297
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27	USD	6,814	6,555,631
4.00%, 07/15/28		381	348,566
Stagwell Global LLC, 5.63%, 08/15/29(b)		553	502,183
Summer BC Holdco B SARL, 5.75%, 10/31/26(c)	EUR	100	105,727
Summer BidCo BV, (10.00% Cash or 10.75% PIK), 10.00%, 02/15/29(c)(i)		100	109,234
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	3,270	2,918,402
Tele Columbus AG, (10.00% PIK), 10.00%, 03/19/29(c)(i)	EUR	289	213,860
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28(b)	USD	2,000	1,878,464
United Group BV(c)
4.00%, 11/15/27	EUR	100	102,685
6.75%, 02/15/31		193	213,117
Univision Communications, Inc.(b)
6.63%, 06/01/27	USD	2,678	2,619,177
8.00%, 08/15/28		5,202	5,299,595
7.38%, 06/30/30		892	882,046
Virgin Media Secured Finance PLC
4.13%, 08/15/30(c)	GBP	100	106,354
4.50%, 08/15/30(b)	USD	200	172,470
VZ Secured Financing BV, 3.50%, 01/15/32(c)	EUR	170	160,633
Ziggo Bond Co. BV(b)
6.00%, 01/15/27	USD	291	286,801
5.13%, 02/28/30		868	743,357
Ziggo BV, 4.88%, 01/15/30(b)		1,165	1,045,862

			130,243,299

Metals & Mining — 3.8%
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		1,197	1,256,712
11.50%, 10/01/31		4,367	4,863,806
ATI, Inc.
5.88%, 12/01/27		1,060	1,043,726
4.88%, 10/01/29		550	517,548
7.25%, 08/15/30		2,764	2,856,934
5.13%, 10/01/31		1,063	984,783
Carpenter Technology Corp.
6.38%, 07/15/28		168	167,717
7.63%, 03/15/30		1,314	1,355,588
Constellium SE
4.25%, 02/15/26(c)	EUR	394	423,379
5.63%, 06/15/28(b)	USD	4,620	4,491,399
3.75%, 04/15/29(b)		6,457	5,809,348
ERO Copper Corp., 6.50%, 02/15/30(b)		1,179	1,118,576
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		3,182	3,300,943
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		5,549	5,206,825
4.50%, 06/01/31		3,833	3,391,169
Mineral Resources Ltd., 9.25%, 10/01/28(b)		155	163,246
New Gold, Inc., 7.50%, 07/15/27(b)		2,830	2,836,396
Novelis Corp.(b)
4.75%, 01/30/30		7,685	7,090,356

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Novelis Corp.(b) (continued)
3.88%, 08/15/31	USD	5,237	$4,498,613
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	1,029	1,043,639

			52,420,703

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/25	USD	241	236,713
4.75%, 06/15/29		826	750,858
Starwood Property Trust, Inc.
4.38%, 01/15/27		190	178,723
7.25%, 04/01/29		879	885,996

			2,052,290

Office REITs — 0.0%
Highwoods Realty LP, 7.65%, 02/01/34		285	310,828

Oil, Gas & Consumable Fuels — 14.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		3,870	3,914,656
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		2,034	2,008,532
6.63%, 02/01/32		1,514	1,520,610
Apache Corp., 5.35%, 07/01/49		58	49,027
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		2,457	3,092,257
8.25%, 12/31/28		4,293	4,410,130
Series B, 5.88%, 06/30/29		1,814	1,729,523
Baytex Energy Corp., 8.50%, 04/30/30(b)		920	960,653
Buckeye Partners LP
5.85%, 11/15/43		816	695,215
5.60%, 10/15/44		553	441,970
Callon Petroleum Co.
6.38%, 07/01/26		929	938,875
8.00%, 08/01/28(b)		2,407	2,515,168
7.50%, 06/15/30(b)		3,706	3,919,095
Chesapeake Energy Corp., 6.75%, 04/15/29(b)		1,797	1,816,253
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		2,745	2,741,577
8.38%, 01/15/29		2,678	2,813,617
Civitas Resources, Inc.(b)
8.38%, 07/01/28		3,644	3,836,083
8.63%, 11/01/30		1,556	1,670,797
8.75%, 07/01/31		3,662	3,918,560
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		520	463,460
CNX Resources Corp., 7.38%, 01/15/31(b)		473	481,718
Comstock Resources, Inc.(b)
6.75%, 03/01/29		4,211	4,015,789
5.88%, 01/15/30		2,474	2,240,475
CQP Holdco LP/BIP-V Chinook Holdco LLC,
5.50%, 06/15/31(b)		6,898	6,519,412
Crescent Energy Finance LLC(b)
9.25%, 02/15/28		3,152	3,328,153
7.63%, 04/01/32		3,068	3,091,640
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		1,138	1,201,054
DT Midstream, Inc., 4.13%, 06/15/29(b)		2,236	2,055,626
Enbridge, Inc., (5-year CMT + 4.43%), 8.50%, 01/15/84(a)		1,023	1,111,525

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP(a)
(5-year CMT + 4.02%), 8.00%, 05/15/54	USD	2,991	$3,137,173
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(k)		588	549,135
Series H, (5-year CMT + 5.69%), 6.50%(k)		2,326	2,279,810
EnLink Midstream LLC, 6.50%, 09/01/30(b)		3,194	3,286,070
EnLink Midstream Partners LP, 5.60%, 04/01/44		1,301	1,158,344
EnQuest PLC, 11.63%, 11/01/27(b)		200	199,973
EQM Midstream Partners LP(b)
6.38%, 04/01/29		1,761	1,773,934
7.50%, 06/01/30		1,558	1,665,416
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		769	801,236
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		559	561,877
8.25%, 01/15/29		1,716	1,761,639
8.88%, 04/15/30		550	575,714
Harbour Energy PLC, 5.50%, 10/15/26(b)		420	410,019
Harvest Midstream I LP, 7.50%, 09/01/28(b)		315	319,388
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		514	513,439
5.75%, 02/01/29		1,299	1,265,274
6.00%, 04/15/30		130	127,284
8.38%, 11/01/33		3,048	3,304,626
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		1,391	1,467,800
ITT Holdings LLC, 6.50%, 08/01/29(b)		1,889	1,723,900
Kinetik Holdings LP(b)
6.63%, 12/15/28		476	484,451
5.88%, 06/15/30		923	902,811
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		135	132,798
Matador Resources Co.(b)
6.88%, 04/15/28		3,215	3,289,186
6.50%, 04/15/32(h)		1,546	1,547,875
Murphy Oil Corp., 5.88%, 12/01/42		141	126,516
Nabors Industries Ltd.(b)
7.25%, 01/15/26		277	275,285
7.50%, 01/15/28		1,164	1,091,735
Nabors Industries, Inc.(b)
7.38%, 05/15/27		405	404,254
9.13%, 01/31/30		893	928,414
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200	199,998
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		565	561,149
8.75%, 03/15/29		4,164	4,148,126
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		2,642	2,705,889
8.38%, 02/15/32		5,346	5,480,222
Noble Finance II LLC, 8.00%, 04/15/30(b)		1,620	1,687,473
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		6,436	6,532,469
8.75%, 06/15/31		1,642	1,733,890
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		1,008	1,045,566
Permian Resources Operating LLC(b)
7.75%, 02/15/26		634	642,215
8.00%, 04/15/27		1,407	1,449,123
9.88%, 07/15/31		1,614	1,798,480

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC(b) (continued)
7.00%, 01/15/32	USD	1,715	$1,779,165
Prairie Acquiror LP, 9.00%, 08/01/29(b)		984	1,012,970
Precision Drilling Corp., 6.88%, 01/15/29(b)		76	75,859
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		1,011	946,115
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		1,774	1,834,850
SM Energy Co.
6.75%, 09/15/26		659	659,659
6.50%, 07/15/28		371	372,590
Southwestern Energy Co., 4.75%, 02/01/32		2,256	2,076,779
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28(b)		175	178,806
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		1,616	1,556,987
7.38%, 02/15/29		2,434	2,448,549
6.00%, 12/31/30		66	62,696
6.00%, 09/01/31		686	640,210
Talos Production, Inc.(b)
9.00%, 02/01/29		947	1,005,684
9.38%, 02/01/31		791	843,252
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		670	687,692
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		518	539,088
Transocean, Inc.(b)
7.50%, 01/15/26		3,574	3,551,623
11.50%, 01/30/27		3,111	3,242,343
8.00%, 02/01/27		1,889	1,874,965
8.75%, 02/15/30		4,097	4,271,635
Valaris Ltd., 8.38%, 04/30/30(b)		4,407	4,545,966
Vantage Drilling International, 9.50%, 02/15/28(b)		2,353	2,376,530
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		4,211	4,296,003
9.50%, 02/01/29		10,841	11,685,113
8.38%, 06/01/31		7,340	7,569,514
9.88%, 02/01/32		6,631	7,146,520
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		807	787,954
Vital Energy, Inc.
9.75%, 10/15/30		1,574	1,721,245
7.88%, 04/15/32(b)		2,563	2,603,669
Western Midstream Operating LP, 5.25%,
02/01/50		819	732,616

			204,678,073

Paper & Forest Products — 0.0%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(c)	EUR	109	110,245

Passenger Airlines — 0.9%
American Airlines, Inc., 8.50%, 05/15/29(b)	USD	2,444	2,581,981
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		3,432	3,374,084
International Consolidated Airlines Group SA, 3.75%, 03/25/29(c)	EUR	100	106,218
United Airlines, Inc.(b)
4.38%, 04/15/26	USD	215	207,849
4.63%, 04/15/29		5,099	4,742,070

Security		Par (000)	Value

Passenger Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
7.88%, 05/01/27	USD	700	$591,797
6.38%, 02/01/30		862	635,400

			12,239,399

Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)		1,364	1,385,130

Pharmaceuticals — 0.5%
1375209 BC Ltd., 9.00%, 01/30/28(b)		1,132	1,109,363
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28(b)		743	707,984
7.50%, 05/15/30(c)	EUR	105	119,510
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28	USD	400	372,756
5.13%, 04/30/31		800	711,286
Rossini SARL, 6.75%, 10/30/25(c)	EUR	101	108,964
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27		100	104,303
7.38%, 09/15/29		192	229,210
7.88%, 09/15/31		100	124,877
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	513	493,393
6.75%, 03/01/28		531	541,280
7.88%, 09/15/29		1,670	1,787,835
8.13%, 09/15/31		912	995,439

			7,406,200

Professional Services(b) — 0.5%
CoreLogic, Inc., 4.50%, 05/01/28		2,658	2,383,330
Dun & Bradstreet Corp., 5.00%, 12/15/29		4,746	4,380,851

			6,764,181

Real Estate Management & Development — 0.6%
Adler Financing SARL, (12.50% PIK), 12.50%, 06/30/25(i)	EUR	120	147,587
ADLER Group SA, (21.00% PIK), 21.00%, 07/31/25(i)		100	108,066
Agps Bondco PLC(c)(d)(j)
6.00%, 08/05/25		200	85,769
5.50%, 11/13/26		200	82,736
5.00%, 01/14/29		100	40,619
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/30(b)	USD	1,314	1,170,147
Series AI, 7.00%, 04/15/30		1,781	1,585,679
Aroundtown SA(c)
0.38%, 04/15/27	EUR	100	90,259
(5-year GBP Swap + 4.38%), 4.75%(a)(k)	GBP	215	161,759
Citycon Treasury BV, 2.38%, 01/15/27(c)	EUR	100	98,506
Cushman & Wakefield U.S. Borrower LLC(b)
6.75%, 05/15/28	USD	1,451	1,432,838
8.88%, 09/01/31		1,483	1,567,178
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(c)	EUR	100	69,586
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		100	91,571
Howard Hughes Corp., 4.38%, 02/01/31(b)	USD	2,347	2,038,053

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
SBB Treasury OYJ(c)
0.75%, 12/14/28	EUR	156	$98,545
1.13%, 11/26/29		100	61,153
Vivion Investments SARL, 3.00%, 08/08/24(c)		100	104,648

			9,034,699

Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
4.50%, 04/01/27(b)	USD	866	790,444

Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG(c)
2.13%, 11/03/27(l)	EUR	100	77,893
10.50%, 03/30/29		137	146,177
NCR Atleos Corp., 9.50%, 04/01/29(b)	USD	1,234	1,319,897
Synaptics, Inc., 4.00%, 06/15/29(b)		1,375	1,237,491

			2,781,458

Software — 4.8%
Boxer Parent Co., Inc.
6.50%, 10/02/25(c)	EUR	173	186,432
7.13%, 10/02/25(b)	USD	3,099	3,101,767
9.13%, 03/01/26(b)		4,864	4,862,196
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		1,656	1,718,343
Cedacri Mergeco SpA, (3-mo. EURIBOR +
5.50%), 9.40%, 05/15/28(a)(c)	EUR	100	108,020
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	USD	891	824,347
4.88%, 07/01/29		4,562	4,220,448
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		18,690	17,736,090
9.00%, 09/30/29		8,235	7,898,330
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		400	358,910
Iron Mountain U.K. PLC, 3.88%, 11/15/25(c)	GBP	100	122,271
McAfee Corp., 7.38%, 02/15/30(b)	USD	3,901	3,577,398
MicroStrategy, Inc., 6.13%, 06/15/28(b)		2,533	2,443,659
Playtika Holding Corp., 4.25%, 03/15/29(b)		421	364,465
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		3,336	3,261,799
UKG, Inc., 6.88%, 02/01/31(b)		15,077	15,359,347
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		165	151,282

			66,295,104

Specialized REITs(b) — 0.5%
Iron Mountain, Inc.
7.00%, 02/15/29		3,944	4,019,159
5.63%, 07/15/32		3,252	3,071,789

			7,090,948

Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29(b)		540	446,943
eG Global Finance PLC, 12.00%, 11/30/28(b)		1,943	2,065,287
Goldstory SAS, 6.75%, 02/01/30(c)	EUR	100	110,061
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	3,811	3,710,170

			6,332,461

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals(b) — 0.4%
Seagate HDD Cayman
8.25%, 12/15/29	USD	2,634	$2,830,138
8.50%, 07/15/31		2,507	2,709,222

			5,539,360

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(b)
4.25%, 03/15/29		217	198,386
4.13%, 08/15/31		282	244,334
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(c)(d)(j)(l)	EUR	200	86,308
Hanesbrands, Inc., 4.88%, 05/15/26(b)	USD	989	962,916

			1,491,944

Trading Companies & Distributors(b) — 0.2%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30		1,550	1,572,834
GYP Holdings III Corp., 4.63%, 05/01/29		2,104	1,956,046

			3,528,880

Transportation Infrastructure — 0.0%
Azzurra Aeroporti SpA, 2.13%, 05/30/24(c)	EUR	288	309,204
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	100	124,826
SGL Group ApS, (3-mo. EURIBOR + 4.75%),
8.64%, 04/22/30(a)(h)	EUR	100	106,941

			540,971

Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 04/18/27(c)		100	101,756

Wireless Telecommunication Services — 1.5%
Altice France Holding SA, 8.00%, 05/15/27(c)		122	42,387
Altice France SA, 3.38%, 01/15/28(c)		100	77,404
Altice France SA/France
5.88%, 02/01/27(c)		100	83,341
8.13%, 02/01/27(b)	USD	5,346	4,178,745
11.50%, 02/01/27(c)	EUR	100	92,188
5.13%, 01/15/29(b)	USD	1,781	1,219,637
5.13%, 07/15/29(b)		1,324	895,069
4.25%, 10/15/29(c)	EUR	160	120,385
5.50%, 10/15/29(b)	USD	3,979	2,700,679
Cellnex Finance Co. SA(c)
1.50%, 06/08/28	EUR	100	99,080
2.00%, 09/15/32		100	94,329
2.00%, 02/15/33		200	187,120
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34(c)	GBP	200	184,172
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/01/26(b)	USD	4,959	4,861,184
Eutelsat SA(c)
1.50%, 10/13/28	EUR	100	80,310
9.75%, 04/13/29(h)		100	109,611
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31(b)	USD	643	676,356
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(c)	GBP	200	220,876
4.25%, 01/31/31(b)	USD	3,172	2,685,976
4.50%, 07/15/31(c)	GBP	201	215,638
4.75%, 07/15/31(b)	USD	324	279,251

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC (continued)
7.75%, 04/15/32(b)(h)	USD	976	$978,825
Wp/ap Telecom Holdings III BV, 5.50%, 01/15/30(c)	EUR	116	115,604

			20,198,167

Total Corporate Bonds — 118.1% (Cost: $1,617,413,024)			1,639,094,198

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.4%
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, 08/24/28(n)	USD	442	442,179
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(n)		657	657,414
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		2,777	2,781,279
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		1,355	1,352,178
Standard Aero Ltd., 2024 Term Loan B2, 08/24/28(n)		170	170,493

			5,403,543

Air Freight & Logistics — 0.1%
Clue Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.83%, 12/19/30		988	973,019

Automobile Components — 0.1%
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		707	664,294

Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		156	125,629
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		153	142,656

			268,285

Broadline Retail — 0.3%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30		3,607	3,605,859

Building Products — 0.1%
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		446	447,561
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		630	631,717

			1,079,278

Chemicals — 0.6%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.10%), 12.43%, 09/30/29(f)		2,814	2,525,565
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.85%), 13.18%, 11/24/28(f)		443	438,669

Security		Par (000)	Value

Chemicals (continued)
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28	USD	990	$984,739
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.71%, 10/04/29		2,483	2,478,911
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28		618	580,884
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		1,163	1,142,172

			8,150,940

Commercial Services & Supplies — 0.2%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(f)		1,240	1,243,100
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 02/01/29		813	813,323
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28		1,273	965,275
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.76%), 14.07%, 11/02/28		338	262,385

			3,284,083

Communications Equipment — 0.1%
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term
SOFR + 4.61%), 9.93%, 05/30/30		1,165	1,127,772

Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%, 08/01/30		4,601	4,616,786
Groundworks, LLC(n)
2024 Delayed Draw Term Loan, 03/14/31		120	120,191
2024 Term Loan, 03/14/31		654	653,038

			5,390,015

Construction Materials — 0.1%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 12/11/28		636	636,280
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%, 11/03/28		796	796,995

			1,433,275

Consumer Finance — 0.0%
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.94%, 12/17/27		291	244,578
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.94%, 12/17/27		457	385,096

			629,674

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.43%, 10/29/28	USD	965	$943,961
Trident TPI Holdings, Inc., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 09/15/28		705	704,978

			1,648,939

Diversified Consumer Services — 0.5%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.18%, 12/10/29		657	645,299
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28		859	853,342
PG Investment Co. 59 SARL, Term Loan B, 02/24/31(f)(n)		1,353	1,354,691
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		4,034	4,043,439

			6,896,771

Diversified Telecommunication Services — 0.3%
Connect Finco SARL, 2024 Extended Term Loan B, 09/13/29(n)		915	899,206
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/08/27		693	690,248
Level 3 Financing, Inc.(f)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		236	233,868
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		237	235,584
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/29		819	606,967
2024 Extended Term Loan B2, (3-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/30(f)		837	619,531
2024 Term Loan A, 06/01/28(n)		455	382,276
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		100	87,644

			3,755,324

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc., 2023 Term Loan, (3-mo. CME Term SOFR + 3.26%), 8.57%, 06/30/28		1,026	1,026,625
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		441	443,555

			1,470,180

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 06/28/24(f)		90	45,199

Security		Par (000)	Value

Entertainment — 0.1%
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(n)	USD	939	$936,880

Financial Services — 0.1%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		104	102,900
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		1,206	1,201,477

			1,304,377

Food Products — 0.1%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27		1,207	1,213,010

Health Care Equipment & Supplies — 0.4%
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28		1,067	1,064,645
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		2,062	2,035,221
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 10/23/28		2,493	2,498,506

			5,598,372

Health Care Providers & Services — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27		1,051	1,052,679
LifePoint Health, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 5.76%), 11.09%, 11/16/28		655	656,295
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28		481	481,697
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.68%, 04/29/25		1,470	881,892
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		1,960	1,947,091
Surgery Center Holdings, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		676	678,524

			5,698,178

Health Care Technology — 2.2%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		9,614	9,510,008
Cotiviti, Inc., 2024 Fixed Term Loan B, 02/21/31(n)		13,479	13,496,353
Gainwell Acquisition Corp., Term Loan B, (3-mo.
CME Term SOFR + 4.10%), 9.41%, 10/01/27		1,757	1,676,928
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25		5,399	5,399,221

			30,082,510

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 10/18/28	USD	2,866	$2,866,285

Household Durables — 0.2%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		1,115	1,100,328
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		2,047	1,874,906

			2,975,234

Industrial Conglomerates — 0.1%
Chromalloy Corp., 2024 Term Loan B, 03/27/31(n)		1,553	1,546,524

Insurance — 1.1%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		3,736	3,750,028
NFP Corp., 2020 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 02/16/27		2,082	2,082,830
Truist Insurance Holdings LLC(n)
1st Lien Term Loan, 03/24/31		2,668	2,663,544
2nd Lien Term Loan, 03/08/32		6,500	6,532,500

			15,028,902

IT Services — 0.0%
Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 10/28/30		490	491,837

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		503	504,615

Machinery — 1.2%
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.60%), 7.93%, 03/31/27		1,119	1,119,766
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		1,811	1,817,852
Titan Acquisition Ltd./Canada
2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		7,808	7,797,921
2024 Term Loan B, 02/01/29(n)		1,361	1,363,825
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(n)		4,358	4,370,691
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		664	663,037

			17,133,092

Media — 1.1%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.36%), 12.69%, 09/01/25		639	600,725
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		4,468	4,461,931

Security		Par (000)	Value

Media (continued)
Directv Financing LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.36%), 10.69%, 08/02/29	USD	3,445	$3,438,933
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(f)(k)(n)		5,170	5,144,150
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		1,396	1,164,863

			14,810,602

Metals & Mining — 0.1%
Morgan Stanley & Co International PLC, 2024 Term Loan B, 03/25/31(k)(n)		1,155	1,157,171

Oil, Gas & Consumable Fuels — 0.5%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		682	676,967
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		423	422,819
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		5,143	5,155,968
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 02/02/31		892	893,784

			7,149,538

Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28		1,856	1,925,707

Personal Care Products — 0.1%
KDC/ONE Development Corp., Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.33%, 08/15/28		1,012	1,013,103

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28		394	392,511

Professional Services — 0.3%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFRat 0.50% Floor + 6.61%), 11.94%, 06/04/29		1,107	1,039,129
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28		2,480	2,418,744
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(f)		478	431,350

			3,889,223

Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(f)		420	420,545

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Software — 2.7%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.56%, 02/23/32	USD	983		$1,016,176
Boxer Parent Co., Inc., 2023 USD Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.58%, 12/29/28		2,608		2,622,465
Cloud Software Group, Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		4,558		4,534,101
2024 Term Loan, 03/21/31(n)		1,903		1,889,926
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		1,896		1,876,525
Delta TopCo, Inc., 2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.12%, 12/01/27		—	(o)	4
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.43%, 10/09/28		6,394		6,394,248
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		1,330		1,334,972
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		1,003		1,006,139
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		1,205		1,200,617
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29		288		276,376
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28		3,920		3,892,573
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.35%), 12.65%, 12/18/28(f)		850		820,250
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 06/02/28		1,340		1,326,581
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28(n)		766		766,008
RealPage, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.94%, 04/23/29		7,231		7,153,029
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		1,426		1,436,248

				37,546,238

Transportation Infrastructure — 0.1%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28		649		650,577
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.16%, 07/02/29		336		335,832

				986,409

Security		Par (000)	Value

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 5.15%), 10.47%, 05/25/27(f)	USD	1,989	$1,919,308

Total Floating Rate Loan Interests — 14.6% (Cost: $201,338,468)			202,416,621

Preferred Securities

Capital Trusts — 3.1%(a)

Automobiles(k) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%		655	628,048
Volkswagen International Finance NV, 3.88%(c)	EUR	200	199,618

			827,666

Banks(k) — 2.2%
ABN AMRO Bank NV, 6.88%, 12/31/99(c)		200	222,739
AIB Group PLC, 5.25%(c)		210	224,854
Banco Bilbao Vizcaya Argentaria SA, 6.00%(c)		200	215,750
Bank of Ireland Group PLC, 7.50%(c)		200	218,974
Barclays PLC
4.38%	USD	2,490	2,041,274
8.00%		980	977,980
8.00%		200	199,476
9.63%		3,745	3,971,206
BNP Paribas SA
8.50%(b)		2,200	2,299,554
6.88%(c)	EUR	200	225,156
CaixaBank SA, 7.50%, 12/31/99(c)		200	223,552
Citigroup, Inc., Series AA, 7.63%	USD	1,571	1,649,341
Cooperatieve Rabobank UA, 4.38%(c)	EUR	200	206,067
Deutsche Bank AG, 6.75%(c)		200	205,387
HSBC Holdings PLC, 4.75%(c)		200	201,841
ING Groep NV
3.88%	USD	200	167,180
8.00%, 12/31/49(c)		200	202,880
JPMorgan Chase & Co., Series NN, 6.88%		1,254	1,297,604
KBC Group NV, 8.00%, 12/31/99(c)	EUR	200	230,604
Lloyds Banking Group PLC
8.00%	USD	1,320	1,329,063
4.95%(c)	EUR	200	211,931
PNC Financial Services Group, Inc.
Series V, 6.20%	USD	1,417	1,413,311
Series W, 6.25%		1,572	1,523,539
Societe Generale SA, 7.88%(c)	EUR	100	112,851
UBS Group AG
4.38%(b)	USD	950	781,205
7.75%(b)		2,535	2,607,169
7.00%(c)		200	199,728
Series NC10, 9.25%(b)		2,519	2,842,785
Series NC5, 9.25%(b)		2,275	2,464,906
Wells Fargo & Co., 7.63%		2,311	2,469,784

			30,937,691

Diversified Telecommunication Services(c) — 0.1%
British Telecommunications PLC, 5.13%, 10/03/54(h)	EUR	200	215,414

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telefonica Europe BV(k)
7.13%	EUR	200	$234,836
6.14%		300	335,420
6.75%		100	116,785
5.75%		100	109,136

			1,011,591

Electric Utilities — 0.2%
Edison International, Series B, 5.00%(k)	USD	1,263	1,196,569
EDP - Energias de Portugal SA, 5.94%, 04/23/83(c)	EUR	100	112,669
Electricite de France SA(c)(k)
6.00%	GBP	300	368,421
3.00%	EUR	200	197,728
3.38%		200	188,238
Naturgy Finance BV, 2.37%(c)(k)		200	201,201
Orsted A/S, 2.50%, 12/31/99(c)	GBP	100	91,265

			2,356,091

Health Care Providers & Services — 0.0%
Clariane SE, 4.13%(c)(k)		200	156,608

Hotels, Restaurants & Leisure — 0.0%
Accor SA, 2.63%(c)(k)	EUR	100	105,835

Independent Power and Renewable Electricity Producers(b)(k) — 0.4%
NRG Energy, Inc., 10.25%	USD	2,518	2,701,079
Vistra Corp., 7.00%		2,522	2,497,147

			5,198,226

Insurance(c) — 0.0%
Liberty Mutual Group, Inc., 3.63%, 05/23/59	EUR	100	107,399
Poste Italiane SpA, 2.63%(k)		200	187,720

			295,119

Oil, Gas & Consumable Fuels(c) — 0.0%
Repsol International Finance BV, 4.25%(k)		124	131,437
Var Energi ASA, 7.86%, 11/15/83		100	115,980

			247,417

Pharmaceuticals(c) — 0.0%
Bayer AG
4.50%, 03/25/82		200	201,745
7.00%, 09/25/83		100	108,463
Series NC5, 6.63%, 09/25/83		100	107,141

			417,349

Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(c)(k)		375	242,332

Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(c)(k)		200	208,755

Wireless Telecommunication Services(c) — 0.1%
Vodafone Group PLC
2.63%, 08/27/80		400	413,739
3.00%, 08/27/80		100	97,398
6.50%, 08/30/84		100	116,020

			627,157

			42,631,837

Security	Shares	Value

Preferred Stocks — 0.7%(d)

Health Care Technology — 0.1%
Verscend Intermediate Holding(f)	790	$1,147,603

Interactive Media & Services — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,330,867)(e)(f)	57,777	9,244,320

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $676,934)(e)	691,319	5,273
Ligado Networks LLC(p)	32,168	8,042

		13,315

		10,405,238

Total Preferred Securities — 3.8% (Cost: $54,845,372)		53,037,075

Total Long-Term Investments — 137.6% (Cost: $1,912,788,547)		1,909,681,898

Options Purchased — 0.0% (Cost: $4,262)		1,125

Total Investments Before Options Written — 137.6% (Cost: $1,912,792,809)		1,909,683,023

Options Written — (0.0)% (Premiums Received: $(862))		(125)

Total Investments, Net of Options Written — 137.6% (Cost: $1,912,791,947)		1,909,682,898
Liabilities in Excess of Other Assets — (37.6)%		(521,962,493)

Net Assets — 100.0%		$1,387,720,405

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $9,800,963, representing 0.7% of its net assets as of period end, and an original cost of $8,607,154.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	When-issued security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	All or a portion of the security is held by a wholly-owned subsidiary.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$34,146	$—	$(34,146	)(b)	$—	$—	$—	—	$27,541	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Ultra U.S. Treasury Bond	3	06/18/24	$387	$3,839

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	61,113	EUR	56,000	Deutsche Bank AG	06/20/24	$507
USD	130,597	EUR	119,000	Deutsche Bank AG	06/20/24	1,808
USD	226,075	EUR	207,000	Deutsche Bank AG	06/20/24	2,048
USD	8,373,303	EUR	7,663,573	Toronto-Dominion Bank	06/20/24	79,356
USD	12,559,970	EUR	11,495,373	Toronto-Dominion Bank	06/20/24	119,034
USD	20,495,373	EUR	18,742,054	UBS AG	06/20/24	211,674
USD	132,464	GBP	104,000	Morgan Stanley & Co. International PLC	06/20/24	1,146
USD	5,626,343	GBP	4,417,000	Morgan Stanley & Co. International PLC	06/20/24	49,125
USD	128,143	GBP	100,000	State Street Bank and Trust Co.	06/20/24	1,876
USD	228,756	GBP	181,000	Toronto-Dominion Bank	06/20/24	213
USD	118,889	GBP	93,000	UBS AG	06/20/24	1,460

						$468,247

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
10-Year U.S. Treasury Note Future	8	04/26/24	USD	109.00	USD	886	$1,125

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
10-Year U.S. Treasury Note Future	8	04/26/24	USD	106.50	USD	886	$(125)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD 16,772		$1,236,880	$1,163,372	$73,508

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	70	$4,707	$3,809	$898
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	125	14,723	20,681	(5,958)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	35	(1,815)	(6,130)	4,315
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	21	(1,091)	(3,601)	2,510
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	59	(3,066)	(10,120)	7,054
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	18	(891)	(3,016)	2,125
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	36	(1,862)	(6,338)	4,476
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	26	(1,350)	(4,515)	3,165
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	80	11,195	11,025	170
Ziggo Bond Co. BV	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	44	2,880	3,672	(792)

								$23,430	$5,467	$17,963

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

										Upfront Premium
Paid by the Trust		Received by the Trust									Unrealized
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	09/20/24	USD	1,535	$7,117	$(18,936)	$26,053
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	693	9,745	(7,102)	16,847
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	693	4,762	(7,929)	12,691
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	693	2,944	(8,136)	11,080
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	9,430	124,837	(98,052)	222,889
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	312	389	(3,709)	4,098
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	312	1,414	(3,849)	5,263
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	346	1,153	(4,320)	5,473

									$152,361	$(152,033)	$304,394

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,354,406	$—	$2,354,406
Common Stocks
Capital Markets	—	551,370	—	551,370
Containers & Packaging	1,326,812	—	—	1,326,812
Electrical Equipment	1,976,381	—	—	1,976,381
Energy Equipment & Services	5,354	—	—	5,354
Hotels, Restaurants & Leisure	958,698	—	—	958,698
Metals & Mining	3,073,135	—	—	3,073,135
Oil, Gas & Consumable Fuels	580,084	—	22,235	602,319
Real Estate Management & Development	1,598	716	—	2,314
Semiconductors & Semiconductor Equipment	426	—	—	426
Specialized REITs	4,282,789	—	—	4,282,789
Corporate Bonds
Aerospace & Defense	—	74,810,968	—	74,810,968
Air Freight & Logistics	—	124,773	—	124,773
Automobile Components	—	31,905,145	—	31,905,145
Automobiles	—	14,818,580	—	14,818,580
Banks	—	11,690,282	—	11,690,282
Beverages	110,792	97,926	—	208,718
Biotechnology	—	331,075	—	331,075
Broadline Retail	—	1,856,464	—	1,856,464
Building Products	—	28,035,759	—	28,035,759
Capital Markets	—	22,024,476	—	22,024,476
Chemicals	—	31,310,469	—	31,310,469
Commercial Services & Supplies	—	70,965,344	—	70,965,344
Communications Equipment	—	8,008,513	—	8,008,513
Construction & Engineering	—	9,380,710	—	9,380,710
Construction Materials	—	37,611,792	—	37,611,792
Consumer Discretionary	—	94,469	—	94,469
Consumer Finance	345,028	37,559,654	—	37,904,682
Consumer Staples Distribution & Retail	—	11,122,901	—	11,122,901
Containers & Packaging	—	51,094,345	—	51,094,345

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Diversified Consumer Services	$—	$8,317,692	$—	$8,317,692
Diversified REITs	—	9,821,276	—	9,821,276
Diversified Telecommunication Services	423,496	79,535,991	—	79,959,487
Electric Utilities	—	13,490,174	—	13,490,174
Electrical Equipment	—	2,438,881	—	2,438,881
Electronic Equipment, Instruments & Components	—	965,913	—	965,913
Energy Equipment & Services	—	22,539,746	—	22,539,746
Entertainment	—	5,496,187	—	5,496,187
Environmental, Maintenance & Security Service	—	23,474,555	—	23,474,555
Financial Services	—	27,504,705	—	27,504,705
Food Products	—	12,404,403	—	12,404,403
Gas Utilities	—	2,235,674	—	2,235,674
Ground Transportation	—	5,182,172	—	5,182,172
Health Care Equipment & Supplies	—	14,722,335	—	14,722,335
Health Care Providers & Services	—	52,323,026	—	52,323,026
Health Care Technology	—	11,008,351	—	11,008,351
Hotel & Resort REITs	—	17,828,060	—	17,828,060
Hotels, Restaurants & Leisure	—	130,907,271	—	130,907,271
Household Durables	—	8,131,030	—	8,131,030
Household Products	—	830,335	—	830,335
Independent Power and Renewable Electricity Producers	—	6,803,406	—	6,803,406
Insurance	—	132,310,669	—	132,310,669
Interactive Media & Services	—	2,941,022	—	2,941,022
Internet Software & Services	—	7,106,518	—	7,106,518
IT Services	16,187	19,584,210	—	19,600,397
Leisure Products	—	2,075,443	—	2,075,443
Machinery	—	34,039,465	—	34,039,465
Media	—	130,243,299	—	130,243,299
Metals & Mining	—	52,420,703	—	52,420,703
Mortgage Real Estate Investment Trusts (REITs)	—	2,052,290	—	2,052,290
Office REITs	—	310,828	—	310,828
Oil, Gas & Consumable Fuels	—	204,678,073	—	204,678,073
Paper & Forest Products	—	110,245	—	110,245
Passenger Airlines	—	12,239,399	—	12,239,399
Personal Care Products	—	1,385,130	—	1,385,130
Pharmaceuticals	—	7,406,200	—	7,406,200
Professional Services	—	6,764,181	—	6,764,181
Real Estate Management & Development	—	9,034,699	—	9,034,699
Retail REITs	—	790,444	—	790,444
Semiconductors & Semiconductor Equipment	77,893	2,703,565	—	2,781,458
Software	—	66,295,104	—	66,295,104
Specialized REITs	—	7,090,948	—	7,090,948
Specialty Retail	—	6,332,461	—	6,332,461
Technology Hardware, Storage & Peripherals	—	5,539,360	—	5,539,360
Textiles, Apparel & Luxury Goods	86,308	1,405,636	—	1,491,944
Trading Companies & Distributors	—	3,528,880	—	3,528,880
Transportation Infrastructure	—	540,971	—	540,971
Water Utilities	—	101,756	—	101,756
Wireless Telecommunication Services	—	20,198,167	—	20,198,167
Floating Rate Loan Interests	—	186,984,811	15,431,810	202,416,621
Preferred Securities
Capital Trusts	—	42,631,837	—	42,631,837
Preferred Stocks	8,042	—	10,391,923	10,399,965
Options Purchased
Interest Rate Contracts	1,125	—	—	1,125

	$13,274,148	$1,870,557,634	$25,845,968	1,909,677,750

Investments Valued at NAV(a)				5,273

				$1,909,683,023

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$98,221	$—	$98,221

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Currency Exchange Contracts	$—	$468,247	$—	$468,247
Interest Rate Contracts	3,839	304,394	—	308,233
Liabilities
Credit Contracts	—	(6,750)	—	(6,750)
Interest Rate Contracts	(125)	—	—	(125)

	$3,714	$864,112	$—	$867,826

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $481,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$22,235	$6,449,900	$12,598,203	$19,070,338
Transfers into Level 3	—	1,186,182	—	1,186,182
Transfers out of Level 3	—	(1,718,412)	(8,042)	(1,726,454)
Accrued discounts/premiums	—	26,483	—	26,483
Net realized gain (loss)	—	6,908	216,915	223,823
Net change in unrealized appreciation (depreciation)(a)	—	315,823	(363,994)	(48,171)
Purchases	—	10,579,558	—	10,579,558
Sales	—	(1,414,632)	(2,051,159)	(3,465,791)

Closing balance, as of March 31, 2024	$22,235	$15,431,810	$10,391,923	$25,845,968

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(a)	$—	$268,047	$(357,282)	$(89,235)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23